Related party transactions - Narrative (Details)	12 Months Ended
	Dec. 31, 2025 GBP (£) director investmentVehicle connectedPerson	Dec. 31, 2024 GBP (£) investmentVehicle connectedPerson director		Dec. 31, 2023 GBP (£) connectedPerson director		Oct. 09, 2025
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Customer deposits	£ 496,457,000,000	£ 482,745,000,000
Number of investment vehicles | investmentVehicle	91	88
Financial assets at fair value through profit or loss	£ 240,413,000,000	£ 215,925,000,000
Fee and commission income	3,118,000,000	2,943,000,000	[1]	£ 2,926,000,000	[1]
Loans and advances to customers	481,463,000,000	459,857,000,000
External assets	944,072,000,000	906,697,000,000
Liabilities	896,205,000,000	860,809,000,000
Profit for the year	4,757,000,000	4,477,000,000	[1],[2]	5,518,000,000	[1],[2]
Cash flows from (used in) financing activities	(5,357,000,000)	(5,931,000,000)		(3,500,000,000)
Interest income	30,749,000,000	31,288,000,000	[1]	£ 28,051,000,000	[1]
Schroders Personal Wealth Limited (SPW)
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Percentage of voting equity interests acquired						49.90%
Investments accounted for using equity method [member]
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Loans and advances to customers	34,000,000	45,000,000
Balances on term deposits from customers	13,000,000	13,000,000
External assets	7,728,000,000	7,635,000,000
Liabilities	6,275,000,000	6,436,000,000
Turnover	3,072,000,000	3,630,000,000
Profit for the year	221,000,000	328,000,000
Cash flows from (used in) financing activities	1,646,000,000	1,651,000,000
Interest income	135,000,000	116,000,000
Schroder Wealth Holdings Limited
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Management fee expense	3,000,000	4,000,000
Pension funds
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Customer deposits	£ 128,000,000	£ 113,000,000
Consolidated
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Number of investment vehicles | investmentVehicle	49	50
Unconsolidated
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Current investments	£ 45,000,000	£ 142,000,000
Money redeemed from disposal of unconsolidated OEICs	525,000,000	513,000,000
Financial assets at fair value through profit or loss	744,000,000	1,461,000,000
Fee and commission income	130,000,000	82,000,000
Key management personnel of entity or parent
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Pension contributions	£ 0	£ 0
Interest rate on deposits (percent)	6.25%	6.25%		6.25%
Guarantees issued	£ 0	£ 0		£ 0
Key management personnel of entity or parent | Loans to key management personnel
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Provisions	£ 0	£ 0		£ 0
Key management personnel of entity or parent | Bottom of range
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Borrowings, interest rate (in percent)	3.67%	2.03%		1.09%
Key management personnel of entity or parent | Top of range
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Borrowings, interest rate (in percent)	31.75%	32.40%		32.40%
Directors and connected persons
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Outstanding commitments made by entity	£ 36,100	£ 29,000.0		£ 23,400
Directors
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Number of related parties | director	3	5		5
Connected persons
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Number of related parties | connectedPerson	1	1		0

[1]	[1]Comparative periods have been represented for presentational changes. See note 1.
[2]	[1]Current tax and deferred tax impacts, previously shown in aggregate for each reserve, are now presented alongside each line item. Comparatives are represented on a consistent basis.